Stock Incentive Plans - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation
Recognized tax benefit on compensation expense	$ 22	$ 26	$ 33
Excess tax benefits from stock-based compensation	72	127	106
Proceeds from exercise of stock options	224	299	421
Total intrinsic value of options exercised	244	394	372
Restricted Stock
Compensation
Total fair value of restricted shares vested	$ 218	$ 164	$ 57
Restricted Stock Units (RSUs)
Compensation
Granted (in shares)	1,992,000	2,695,000	2,708,000
Granted (in dollars per share)	$ 103.26	$ 100.81	$ 73.60
Unrecognized compensation expense related to unvested options	$ 327
Unrecognized compensation expense related to unvested options, period of recognition (in years)	2 years 3 months 15 days
Options Granted, Beginning from 2011
Compensation
Exercisable period (in years)	4 years
Expiration period for options granted (in years)	7 years
Employee Stock Option
Compensation
Unrecognized compensation expense related to unvested options	$ 79
Unrecognized compensation expense related to unvested options, period of recognition (in years)	1 year 9 months 16 days
Fair value of options vested	$ 298	$ 334	$ 292
Unvested options to vest over the requisite service period (in shares)	$ 11
Employee Stock Purchase Plan 2007
Compensation
Maximum number of shares that can be purchased under ESPP (in shares)	30,000,000
Employee purchase price, percentage of fair market value of ordinary shares	90.00%	85.00%
Shares of common stock purchased for ESPP (in shares)	1,000,000
Average price of shares of common stock purchased for ESPP (in dollars per share)	$ 84.68
Shares available for future grants under the ICP (in shares)	12,000,000
Equity Incentive Plan 2010
Compensation
Maximum number of shares that can be purchased under ESPP (in shares)	74,000,000
Shares available for future grants under the ICP (in shares)	18,000,000
Minimum
Compensation
Requisite service period of the stock award (in years)	3 years
Maximum
Compensation
Requisite service period of the stock award (in years)	5 years